FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Carrying Value	$ 1,994	$ 646
Fair Value	1,994	646
Disclosure of financial liabilities [line items]
Carrying Value	9,564	8,206
Fair Value	9,635	8,452
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Carrying Value	416	334
Fair Value	416	334
Non Recourse Borrowings
Disclosure of financial liabilities [line items]
Carrying Value	3,556	3,477
Fair Value	3,627	3,723
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Carrying Value	4,466	2,221
Fair Value	4,466	2,221
Financial Liabilities
Disclosure of financial liabilities [line items]
Carrying Value	995	1,031
Fair Value	995	1,031
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Carrying Value	131	1,143
Fair Value	131	1,143
Class C Shares
Disclosure of financial liabilities [line items]
Fair Value	85
Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying Value	469	192
Fair Value	469	192
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Carrying Value	402	427
Fair Value	402	427
Financial Assets
Disclosure of financial assets [line items]
Carrying Value	30	27
Fair Value	30	27
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Carrying Value	1,093	0
Fair Value	$ 1,093	$ 0